CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Investment securities
Disclosure of financial assets [line items]
Financial assets	36,061,764	26,000,311
Investment securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	36,068,959	26,001,048
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Financial assets	14,996,337	11,702,301
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	15,339,394	11,988,764
Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Loan portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	206,447,165	182,128,114	$ 176,881,841
Loan portfolio | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	206,447,165	182,128,114
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Other accounts receivable at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Other accounts receivable FVTPL | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,958,385	2,706,030
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	34,025,535	30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	34,025,535	30,117,236
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	5,123,939	3,523,121
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	5,123,939	3,523,121
Equity investments | Investment securities | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Trading securities
Disclosure of financial assets [line items]
Financial assets	1,133,924	917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,133,924	917,434
Derivatives | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 156,220	$ 166,598